Accounts Payable and Accrued Liabilities	12 Months Ended
Dec. 31, 2019
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Accounts Payable and Accrued Liabilities
17. ACCOUNTS PAYABLE AND ACCRUED LIABILITIES

	As at December 31,
	2019	2018
Trade payables	24,171	21,861
Accrued liabilities	19,514	19,140
	43,685	41,001
During the year ended December 31, 2018, the Company repaid the remaining balance payable under BC Hydro’s five-year power rate deferral program for BC mines. Under the program, effective March 1, 2016, the Gibraltar Mine was able to defer up to 75% of electricity costs. The amount of the deferral was based on a formula that incorporated the average copper price in Canadian dollars during the preceding month. The deferred amount, plus interest at the prime rate plus 5%, was repayable on a monthly schedule of up to 75% of the monthly electricity billing, when the average copper price during the preceding month exceeded a threshold amount of $3.40 per pound. Any remaining deferred balance would have been repayable at the end of the five year term.